UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment (     ) ;  Amendment Number:
  This Amendment (Check only one.):     (     ) is a restatement.
                              (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   A.G. Edwards & Sons, Inc.
Address:  One North Jefferson
        St. Louis, MO  63103

Form 13F File Number:    28-3548

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph G. Porter
        Vice-President
        314-955-3462

Signature, Place, and Date of Signing:

       Joseph G. Porter          St. Louis, MO    August 3, 1999
         (Signature)             (City, State)        (Date)

Report Type (Check only one.):

(     ) 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

( X )   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(     ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

        No.             Form 13F File Number            Name

        1               28-4192                 A.G. Edwards, Inc.


                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE